CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Subscription receivable [Member]	Accumulated deficit [Member]	Accumulated other comprehensive loss [Member]	Total JMU Limited shareholders' equity [Member]	Noncontrolling interests [Member]
Beginning Balance at Dec. 31, 2015	$ 304,681,290	$ 14,447	$ 630,469,782	$ 0	$ (326,711,132)	$ 908,193	$ 304,681,290	$ 0
Beginning Balance (in shares) at Dec. 31, 2015	1,476,208,670
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share options exercised (Note 14)	$ 49,995	23	49,972	0	0	0	49,995	0
Share options exercised (Note 14), shares	2,294,208
Restricted share units vested (Note 14)	$ 0	286	(286)	0	0	0	0	0
Restricted share units vested (Note 14) (Shares)	28,639,900
Share-based compensation (Note 16)	$ 1,097,543	0	1,097,543	0	0	0	1,097,543	0
Obligation to issue ordinary shares (Note 3)	1,377,503	0	1,377,503	0	0	0	1,377,503	0
Net loss	(25,293,145)	0	0	0	(25,293,145)	0	(25,293,145)	0
Other comprehensive income (loss)	(33,515,974)	0	0	0	0	(33,515,974)	(33,515,974)	0
Settlement of share options exercised with shares held by depository bank (Note 14)	$ 0	0	0	0	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Note 14), shares	(30,934,108)
Ending Balance at Dec. 31, 2016	$ 248,397,212	$ 14,756	632,994,514	0	(352,004,277)	(32,607,781)	248,397,212	0
Ending Balance (in shares) at Dec. 31, 2016	1,476,208,670	1,476,208,670
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share options exercised (Note 14)	$ 8,552	$ 10	8,542	0	0	0	8,552	0
Share options exercised (Note 14), shares	1,042,002
Share-based compensation (Note 16)	$ 1,067,786	0	1,067,786	0	0	0	1,067,786	0
Net loss	(161,898,979)	0	0	0	(161,898,979)	0	(161,898,979)	0
Other comprehensive income (loss)	15,975,288	0	0	0	0	15,975,288	15,975,288	0
Settlement of share options exercised with shares held by depository bank (Note 14)	$ 0	0	0	0	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Note 14), shares	(1,042,002)
Ending Balance at Dec. 31, 2017	$ 103,549,859	$ 14,766	634,070,842	0	(513,903,256)	(16,632,493)	103,549,859	0
Ending Balance (in shares) at Dec. 31, 2017	1,476,208,670	1,476,208,670
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share options exercised (Note 14)	$ 2,080	$ 2	2,078	0	0	0	2,080	0
Share options exercised (Note 14), shares	207,972
Share-based compensation (Note 16)	$ (56,705)	0	(56,705)	0	0	0	(56,705)	0
Net loss	(123,239,785)	0	0	0	(123,239,785)	0	(123,239,785)	0
Other comprehensive income (loss)	(2,441,726)	0	0	0	0	(2,441,726)	(2,441,726)	0
Settlement of share options exercised with shares held by depository bank (Note 14)	$ 0	0	0	0	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Note 14), shares	(207,972)
Ending Balance at Dec. 31, 2018	$ (22,186,277)	$ 14,768	$ 634,016,215	$ 0	$ (637,143,041)	$ (19,074,219)	$ (22,186,277)	$ 0
Ending Balance (in shares) at Dec. 31, 2018	1,476,208,670